Cover page	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	Natura &Co Holding S.A.
Entity Central Index Key	0001776967
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020
Entity File Number	001-39169